Interest Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2023
Banking and Thrift, Interest [Abstract]
Summary of Interest Income (Expense), Net	Interest income (expense), net consisted of the following:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Income	226	71	13
Expense	(55)	(13)	(42)
Total	171	58	(29)